Information on net borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Information on net borrowings
Schedule of net borrowings
(€ million)		December 31, 2025	December 31, 2024
A.	Cash	2,796	3,367
B.	Cash equivalents	5,304	4,816
C.	Other current financial assets	10,700	7,881
D.	Liquidity (A+B+C)	18,800	16,064
E.	Current financial debt	7,258	6,942
F.	Current portion of non-current financial debt	2,368	3,157
G.	Current financial indebtedness (E+F)	9,626	10,099
H.	Net current financial indebtedness (G-D)	(9,174)	(5,965)
I.	Non-current financial debt	5,782	6,175
J.	Debt instruments	18,756	20,527
K.	Non‐current trade and other payables
L.	Non-current financial indebtedness (I+J+K)	24,538	26,702
M.	Total financial indebtedness (H+L)	15,364	20,737